Net interest income - Additional information (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 23, 2021	Dec. 31, 2020
Net Interest Income Disclosure [Line Items]
Net interest income	€ 7,021	€ 6,877
Negative interest on liabilities	770	€ 288
TLTRO III [Member]
Net Interest Income Disclosure [Line Items]
Interest income on loans and receivables	€ 309			€ 158
Interest income unconditional				€ 158
TLTRO III [Member] | Top of range [member]
Net Interest Income Disclosure [Line Items]
Change in interest in basis points			(0.50%)
TLTRO III [Member] | Bottom of range [member]
Net Interest Income Disclosure [Line Items]
Change in interest in basis points			(1.00%)